GENERAL INFORMATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1   -   GENERAL INFORMATION

A.	General

(1)	Check Cap Ltd., (the “Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

(2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap U.S. Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015.

(3)
The Company is a clinical-stage medical diagnostics company developing C-Scan®, the first capsule-based system for preparation-free colorectal cancer screening (the "C-Scan system"). Utilizing innovative ultra-low dose X-ray and wireless communication technologies, the capsule generates information on the contours of the inside of the colon as it passes naturally. This information is used to create a 3D map of the colon, which allows physicians to look for polyps and other abnormalities. Designed to improve the patient experience and increase the willingness of individuals to participate in recommended colorectal cancer screening, the C-Scan system removes many frequently-cited barriers, such as laxative bowel preparation, invasiveness and sedation.

(4)	As described in Notes 10B(2)(b) and 10B(2)(d), on February 24, 2015, the Company consummated an Initial Public Offering in the United States (U.S.) (the "IPO") concurrently with a private placement.

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants. See Note 10B(2)(h).

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(i).

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(j).

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and Series C warrants. See Note 10B(2)(k).

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(l).

On December 19, 2019, the Company entered into definitive agreements with certain investors to sell an aggregate of 2,720,178 ordinary shares at a purchase price of $1.75 per share in a private placement, resulting in gross proceeds of approximately $4,760.  The private placement was subject to customary closing conditions. The closing of the transaction occurred in February 2020.

The Company's ordinary shares and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK" and CHEKZ” respectively.

The Series A Warrants are expiring on February 24, 2020; and their listing will be suspended on February 28, 2020.

The consolidated financial statements of the Company as of and for the year ended December 31, 2019 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

B.
Going concern and management plans

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses of approximately $13,800 and $10,600 for the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019, the Company's accumulated deficit was approximately $77,100. The Company has funded its operations to date primarily through equity financing and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "IIA") (formerly the Office of the Chief Scientist of the Ministry of Economy and Industry (the "OCS”)).

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other funding transactions. While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

On December 19, 2019, the Company entered into definitive agreements with certain investors to sell an aggregate of 2,720,178 ordinary shares at a purchase price of $1.75 per share in a private placement, resulting in gross proceeds of approximately $4,760.  The private placement was subject to customary closing conditions. The closing of the transaction occurred in February 2020.

The Company believes that current cash on hand will be sufficient to fund operations into July 2020.

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the C-Scan system, which will result in negative cash flow from operating activity. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists. In the event the Company is unable to successfully raise additional capital during or before the end of the first half of 2020, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances, the Company would be compelled to immediately reduce general and administrative expenses and scale down research and development projects and clinical trials, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company's consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

C.
Reverse share splits

Effective April 4, 2018, the Company's Board of Directors effected a reverse share split of 1-for-12 (i.e. 12 ordinary shares were combined into one ordinary share) (“Reverse Share Split”), in accordance with the approval of the Company's shareholders at an extraordinary general meeting of shareholders held on April 2, 2018. All references in the consolidated financial statements and notes thereto regarding the number of shares, price per share and weighted average number of shares outstanding of the Company’s ordinary shares prior to the Reverse Share Split have been adjusted to reflect the Reverse Share Split on a retroactive basis unless otherwise noted.